Tangible assets - Property, plant and equipment for own use (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment for own use
Carrying amount	€ 24,594	€ 20,650	€ 20,770
Property, plant and equipment for own use
Property, plant and equipment for own use
Carrying amount	8,150	8,279	7,860
Property, plant and equipment for own use | Abroad
Property, plant and equipment for own use
Carrying amount	5,390	5,455	5,906
Property, plant and equipment for own use | Gross carrying amount
Property, plant and equipment for own use
Carrying amount	18,735	19,276	18,112
Property, plant and equipment for own use | Accumulated depreciation and amortization
Property, plant and equipment for own use
Carrying amount	(10,524)	(10,920)	(10,211)
Property, plant and equipment for own use | Accumulated impairment
Property, plant and equipment for own use
Carrying amount	(61)	(77)	(41)
Land and buildings
Property, plant and equipment for own use
Carrying amount	4,010	3,801	3,705
Land and buildings | Gross carrying amount
Property, plant and equipment for own use
Carrying amount	6,127	5,892	5,713
Land and buildings | Accumulated depreciation and amortization
Property, plant and equipment for own use
Carrying amount	(2,056)	(2,014)	(1,967)
Land and buildings | Accumulated impairment
Property, plant and equipment for own use
Carrying amount	(61)	(77)	(41)
IT equipment and fixtures
Property, plant and equipment for own use
Carrying amount	1,150	1,186	1,064
IT equipment and fixtures | Gross carrying amount
Property, plant and equipment for own use
Carrying amount	5,605	5,608	5,225
IT equipment and fixtures | Accumulated depreciation and amortization
Property, plant and equipment for own use
Carrying amount	(4,455)	(4,422)	(4,161)
Furniture and vehicles
Property, plant and equipment for own use
Carrying amount	2,740	2,822	2,940
Furniture and vehicles | Gross carrying amount
Property, plant and equipment for own use
Carrying amount	6,686	7,213	6,963
Furniture and vehicles | Accumulated depreciation and amortization
Property, plant and equipment for own use
Carrying amount	(3,946)	(4,391)	(4,023)
Construction in progress
Property, plant and equipment for own use
Carrying amount	250	470	151
Construction in progress | Gross carrying amount
Property, plant and equipment for own use
Carrying amount	317	563	211
Construction in progress | Accumulated depreciation and amortization
Property, plant and equipment for own use
Carrying amount	€ (67)	€ (93)	€ (60)